Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 16,142	$ 10,359
Restricted cash	3,034
Accounts receivable, net	3,353	408
Marketable debt securities, available-for-sale — short-term	94,696
Inventories, net	30,883	1,867
Prepaid expenses and other current assets	17,850	56
Total current assets	165,958	12,690
Property and equipment, net	7,426	1,084
Marketable debt securities, available-for-sale — long-term	54,816
Other assets	506
Total assets	228,706	13,774
Liabilities, Legacy Xos preferred stock, and stockholders’ equity (deficit)
Accounts payable	10,122	1,168
Current portion of equipment loans payable	482	142
Current portion of convertible notes payable		18,360
Current portion of derivative liability		6,394
Current portion of SAFEs note payable		30
Legacy Xos preferred stock warrant liability		1,707
Other current liabilities	5,379	5,142
Total current liabilities	15,983	32,943
Equipment loans payable, net of current portion	1,594	166
Earn-out interest liability	29,240
Common stock warrant liability	7,496
Total liabilities	54,313	33,109
Series A – 27,041 shares authorized; 0 and 2,762 shares issued and outstanding at December 31, 2021 and 2020, respectively		7,862
Stockholders’ equity (deficit)
Common Stock $0.0001 par value, authorized 1,000,000 shares, 163,137 and 72,277 shares issued and outstanding at December 31, 2021 and 2020, respectively	16	7
Preferred Stock $0.0001 par value, authorized 10,000 shares, 0 shares issued and outstanding at December 31, 2021 and 2020, respectively
Additional paid in capital	178,851	290
Accumulated deficit	(4,093)	(27,494)
Accumulated other comprehensive loss	(381)
Total stockholders’ equity (deficit)	174,393	(27,197)
Total liabilities, Legacy Xos preferred stock and stockholders’ equity (deficit)	$ 228,706	$ 13,774